BORROWED MONEY (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
BORROWED MONEY
Retail repurchase agreements (in dollars)	$ 35,482,909	$ 20,981,455
Retail repurchase agreements (as a percent)	0.10%	0.10%
Maturing within the year ending September 30, Amount
2013/2012	49,000,000	60,000,000
2015	25,000,000
2015		25,000,000
Thereafter	4,000,000
Thereafter		4,000,000
Total FHLB advances	78,000,000	89,000,000
Total borrowed money	113,482,909	109,981,455
Maturing within the year ending September 30, Weighted Average Interest Rate
2013/2012 (as a percent)	0.24%	0.25%
2015 (as a percent)	2.70%
2015 (as a percent)		2.70%
Thereafter (as a percent)	5.48%
Thereafter (as a percent)		5.48%
Total FHLB advances (as a percent)	1.30%	1.18%
Total amount borrowed (as a percent)	0.93%	0.97%
Additional disclosure of advances from the Federal Home Loan Bank
Debt and mortgage-backed securities in U.S. Treasury, pledged to secure retail repurchase agreements	40,200,000	25,300,000
Average balances of amount borrowed	72,000,000	51,900,000
Maximum month-end balances	145,900,000	110,000,000
Average rates paid during the years (as a percent)	1.35%	1.82%
Ability to borrow funds equal to percentage of total assets	35.00%
Additional borrowing capacity available under the arrangement	$ 117,800,000